Perpetual Corporate Bonds (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about perpetual corporate bonds [line items]
Aggregate net proceeds from issuing perpetual corporate bonds	¥ 4,999,950	¥ 0	¥ 0
Application distribution rate	sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
Profit	¥ 1,584,207	¥ 10,347,987	¥ 17,259,107
Perpetual corporate bonds [member]
Disclosure of information about perpetual corporate bonds [line items]
Number	50,000,000	0
Par value	¥ 5,000,000
Profit	¥ 69,000
Bond A [member]
Disclosure of information about perpetual corporate bonds [line items]
Issuance Date	September 2017
Category	Equity Instrument
Initial annual distribution rate	5.05%
Issue Price	¥ 100
Number	25,000,000	0
Par value	¥ 2,500,000
Initial Period	3 Years
Conversion Condition	None
Conversion Result	None
Bond B [member]
Disclosure of information about perpetual corporate bonds [line items]
Issuance Date	September 2017
Category	Equity Instrument
Initial annual distribution rate	5.17%
Issue Price	¥ 100
Number	25,000,000	0
Par value	¥ 2,500,000
Initial Period	5 years
Conversion Condition	None
Conversion Result	None